RELATED PARTY TRANSACTIONS (Details)	3 Months Ended			12 Months Ended
	Mar. 31, 2015 USD ($)	Mar. 31, 2015 USD ($) shares	Mar. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) shares
Dave Vohaska [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Related Party Transaction, Amounts of Transaction				$ 77,581
Minimum [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Equity Method Investment, Ownership Percentage			5.00%
Number of Warrants Modified (in Shares) | shares		277,500
Other Noncash Expense		$ 146
Notes Payable, Related Parties	$ 426,342	426,342
Number of Note Holders	4
Notes Receivable, Related Parties	$ 34,899	$ 34,899
Stock Repurchased During Period, Shares (in Shares) | shares		3,110,063	85,950	85,950	400,000
Stock Repurchased During Period, Value		$ 4,354,088	$ 60,000	$ 60,000	$ 100,000
Treasury Stock Acquired, Average Cost Per Share (in Dollars per share) | $ / shares			$ 0.698	$ 0.698